Equity-Based Compensation - RSU Activity (Details) $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($) $ / shares shares
Replacement RSUs
Share-Based Compensation Arrangement by Share-Based Payment Award, Non-Option Equity Instruments, Outstanding [Roll Forward]
Beginning balance (in shares)	10,412,866
Vested (in shares)	0
Forfeited (in shares)	(557,281)
Settled (in shares)	(5,122,137)
Ending balance (in shares)	4,733,448
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value
Beginning balance (in dollars per share) | $ / shares	$ 9.48
Vested (in dollars per share) | $ / shares	0
Forfeited (in dollars per share) | $ / shares	9.48
Settled (in dollars per share) | $ / shares	9.48
Ending balance (in dollars per share) | $ / shares	$ 9.48
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Nonvested, Fair Value [Roll Forward]
Beginning Balance | $	$ 98,714
Vested | $	0
Forfeited | $	(5,283)
Settled | $	(48,558)
Ending Balance | $	$ 44,873
Earnout Right RSUs
Share-Based Compensation Arrangement by Share-Based Payment Award, Non-Option Equity Instruments, Outstanding [Roll Forward]
Beginning balance (in shares)	1,531,440
Forfeited (in shares)	(58,320)
Ending balance (in shares)	1,473,120
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value
Beginning balance (in dollars per share) | $ / shares	$ 8.91
Forfeited (in dollars per share) | $ / shares	8.91
Ending balance (in dollars per share) | $ / shares	$ 8.91
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Nonvested, Fair Value [Roll Forward]
Beginning Balance | $	$ 13,638
Forfeited | $	(519)
Ending Balance | $	$ 13,119
Non-LTIP RSUs
Share-Based Compensation Arrangement by Share-Based Payment Award, Non-Option Equity Instruments, Outstanding [Roll Forward]
Beginning balance (in shares)	168,221
Granted (in shares)	4,403,158
Vested (in shares)	0
Forfeited (in shares)	(699,937)
Settled (in shares)	(473,783)
Ending balance (in shares)	3,397,659
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value
Beginning balance (in dollars per share) | $ / shares	$ 5.35
Granted (in dollars per share) | $ / shares	2.94
Vested (in dollars per share) | $ / shares	0
Forfeited (in dollars per share) | $ / shares	3.00
Settled (in dollars per share) | $ / shares	3.56
Ending balance (in dollars per share) | $ / shares	$ 2.96
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Nonvested, Fair Value [Roll Forward]
Beginning Balance | $	$ 900
Granted | $	12,938
Vested | $	0
Forfeited | $	(2,102)
Settled | $	(1,686)
Ending Balance | $	$ 10,050
Unvested Awards | Replacement RSUs
Share-Based Compensation Arrangement by Share-Based Payment Award, Non-Option Equity Instruments, Outstanding [Roll Forward]
Beginning balance (in shares)	10,392,226
Vested (in shares)	5,713,819
Forfeited (in shares)	(557,281)
Settled (in shares)	0
Ending balance (in shares)	4,121,126
Unvested Awards | Earnout Right RSUs
Share-Based Compensation Arrangement by Share-Based Payment Award, Non-Option Equity Instruments, Outstanding [Roll Forward]
Beginning balance (in shares)	1,531,440
Forfeited (in shares)	(58,320)
Ending balance (in shares)	1,473,120
Unvested Awards | Non-LTIP RSUs
Share-Based Compensation Arrangement by Share-Based Payment Award, Non-Option Equity Instruments, Outstanding [Roll Forward]
Beginning balance (in shares)	168,221
Granted (in shares)	4,403,158
Vested (in shares)	499,338
Forfeited (in shares)	(699,937)
Settled (in shares)	0
Ending balance (in shares)	3,372,104
Vested Awards | Replacement RSUs
Share-Based Compensation Arrangement by Share-Based Payment Award, Non-Option Equity Instruments, Outstanding [Roll Forward]
Beginning balance (in shares)	20,640
Vested (in shares)	5,713,819
Forfeited (in shares)	0
Settled (in shares)	(5,122,137)
Ending balance (in shares)	612,322
Vested Awards | Earnout Right RSUs
Share-Based Compensation Arrangement by Share-Based Payment Award, Non-Option Equity Instruments, Outstanding [Roll Forward]
Beginning balance (in shares)	0
Forfeited (in shares)	0
Ending balance (in shares)	0
Vested Awards | Non-LTIP RSUs
Share-Based Compensation Arrangement by Share-Based Payment Award, Non-Option Equity Instruments, Outstanding [Roll Forward]
Beginning balance (in shares)	0
Granted (in shares)	0
Vested (in shares)	499,338
Forfeited (in shares)	0
Settled (in shares)	(473,783)
Ending balance (in shares)	25,555